Related Party Transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended
	Feb. 14, 2021	Feb. 14, 2020	Sep. 06, 2019	Dec. 31, 2020	Dec. 31, 2019	Oct. 30, 2019	Sep. 30, 2019
Related Party Transactions (Textual)
Borrowed from related parties				$ 730	$ 1,525
GS Holdings [Member]
Related Party Transactions (Textual)
Principal amount			$ 1,100		$ 1,100
Converted into loans			$ 350
Business combination, description			(i) the consummation of a Business Combination or (ii) the liquidation of GS Holdings. Up to $1,000 of the loans under the Sponsor Note could be converted into warrants, each warrant entitling the holders to receive one half of one ordinary share, at $0.50 per warrant.
Outstanding balance		$ 1,400				$ 750	$ 750
Conversion price		$ 5.00
Maturity date of Amended Sponsor Note		Feb. 14, 2021
GS Holdings [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Conversion price	$ 5.00
Conversion of shares	280,000